Interest, advances, promissory notes payable and loan payable (Details) - USD ($)		12 Months Ended
	Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Beginning balance		$ 4,179,458	$ 3,091,966
Advances received		14,571	1,087,492
Amounts transferred from lines of credit		44,412
Foreign exchange adjustment		43,861
Transferred from promissory notes payable to loan payable	$ 1,190,336	(1,190,336)
Ending balance		$ 3,091,966	$ 4,179,458